Financial Derivative Contracts and Hedge Accounting - Schedule of the Income Generated by Cash Flow Hedge Derivatives (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	$ (69,914)	$ (88,762)	$ (2,202)
Loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	18,810		1,617
Commercial loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	1,721		505
Time deposits [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	$ (1,683)		$ (4,324)